Revenues from Contracts with Customers	12 Months Ended
Dec. 31, 2020
Revenues from Contracts with Customers
Revenues from Contracts with Customers

18. Revenues from Contracts with Customers

The Group has recognized the following amounts relating to revenues:

	For the year ended
	December 31,
	2018	2019	2020
Revenues from long-term fleet	476,415	508,778	462,887
Revenues from spot fleet	38,909	113,822	210,390
Revenues from The Cool Pool Limited (GasLog vessels)	102,253	45,253	—
Revenues from vessel management services	767	784	812
Total	618,344	668,637	674,089

Revenues from The Cool Pool Limited relate only to the pool revenues received from GasLog’s vessels operating in the Cool Pool and do not include the Net pool allocation to GasLog of ($4,264) for the year ended December 31, 2019 and $17,818 for the year ended December 31, 2018, which is recorded as a separate line item in the Profit or Loss Statement.

Management allocates vessel revenues to two categories: a) spot fleet and b) long-term fleet, which reflects its commercial strategy. Specifically, the spot fleet category contains all vessels that have contracts with initial duration of less than five years. The long-term fleet category contains all vessels that have charter party agreements with initial duration of more than five years. Both categories, exclude optional periods.